SECURITIES AND EXCHANGE COMMISSION
	            WASHINGTON D.C. 20549

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Friedberg Investment Management
Address: 1717 St. Jame Suite 675
Houston, TX 77056

13F File Number: 28-12057

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Reichek
Title: Vice President of Research
Phone: 713-622-2332

Signature, Place, and Date of Signing:
May 11, 2012
Report Type (Check only one.):


[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  81
Form 13F Information Table Value Total:  $178,512,000


List of Other Included Managers:
NONE

	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------  -------
 Am. Water Works               COM               030420103   857      25180   SH       SOLE                 7550              17630
 American Tower Corp           COM               029912201   4704     74650   SH       SOLE                 29670             44980
 Ametek Inc                    COM               031100100   4756     98050   SH       SOLE                 35620             62430
 Ansys                         COM               03662Q105   6050     93050   SH       SOLE                 29400             63650
 Apple                         COM               037833100   257      429     SH       SOLE                 55                374
 Atlantic Power Corp           COM               04878Q863   1860     134373  SH       SOLE                 43753             90620
 Balchem                       COM               057665200   1998     66065   SH       SOLE                 22540             43525
 BP PLC                        ADR               055622104   252      5600    SH       SOLE                 5600              0
 Brookfld Infrstr. Prtnrs      COM               G16252101   1665     52685   SH       SOLE                 21700             30985
 Carbo Ceramics                COM               140781105   4436     42070   SH       SOLE                 18250             23820
 Cardtronics Inc               COM               14161H108   680      25920   SH       SOLE                 9500              16420
 Catalyst Health               COM               14888B103   837      13130   SH       SOLE                 2730              10400
 Celgene                       COM               151020104   783      10100   SH       SOLE                 6900              3200
 CIRCOR Int'l                  COM               17273K109   607      18230   SH       SOLE                 10680             7550
 Clean Harbors                 COM               184496107   3604     53520   SH       SOLE                 30000             23520
 Core Laboratories             COM               N22717107   3325     25270   SH       SOLE                 9850              15420
 Coresite Realty               COM               21870Q105   1963     83210   SH       SOLE                 12630             70580
 Costco                        COM               22160K105   2005     22080   SH       SOLE                 14830             7250
 Digital Globe                 COM               25389M877   346      25970   SH       SOLE                 3120              22850
 Digital Realty                COM               253868103   6832     92365   SH       SOLE                 35485             56880
 Duke Energy                   COM               26441C105   336      16000   SH       SOLE                 8000              8000
 Enterprise Prod. Ptnrs        LP INT UNIT       293792107   735      14570   SH       SOLE                 7300              7270
 Entertainment Prprts          COM BEN INT       29380T105   273      5890    SH       SOLE                 3470              2420
 EOG Resources                 COM               26875P101   2481     22330   SH       SOLE                 8380              13950
 EQT Corp.                     COM               26884L109   4928     102220  SH       SOLE                 35580             66640
 Esterline Technologies        COM               297425100   6912     96730   SH       SOLE                 28400             68330
 Excel Trust Inc               COM               30068C109   230      19050   SH       SOLE                 1800              17250
 Expeditors Int'l              COM               302130109   2104     45240   SH       SOLE                 18910             26330
 Exxon Mobil                   COM               30231G102   352      4064    SH       SOLE                 1196              2868
 Financial Engines             COM               317485100   398      17780   SH       SOLE                 6000              11780
 FLIR Systems                  COM               302445101   835      32980   SH       SOLE                 22450             10530
 Google Inc.                   COM               38259P508   455      709     SH       SOLE                 380               329
 Haynes International          COM               420877201   1816     28660   SH       SOLE                 5650              23010
 HCP Inc.                      COM               40414L109   915      23200   SH       SOLE                 4250              18950
 Health Care Reit              COM               42217K106   1620     29470   SH       SOLE                 12500             16970
 Holly Energy Prtnrs           LP INT UNIT       435763107   3023     49521   SH       SOLE                 20397             29124
 IDEXX Labs                    COM               45168D104   3920     44830   SH       SOLE                 9910              34920
 II-VI                         COM               902104108   946      40000   SH       SOLE                 15660             24340
 Illumina Inc                  COM               452327109   791      15030   SH       SOLE                 4830              10200
 Intuitive Surgical            COM               46120E602   4104     7576    SH       SOLE                 3880              3696
 ITC Holdings                  COM               465685105   4814     62562   SH       SOLE                 23700             38862
 JPM Alerian MLP               COM               46625H365   2593     66260   SH       SOLE                 26980             39280
 Kayne Andrsn Midstrm          COM               48661E108   1213     44223   SH       SOLE                 22723             21500
 Lifetime Fitness              COM               53217R207   221      4380    SH       SOLE                 250               4130
 Liquidity Services            COM               53635B107   1812     40450   SH       SOLE                 20500             19950
 LKQ Corp                      COM               501889208   3311     106215  SH       SOLE                 34400             71815
 Luminex Corp                  COM               55027E102   1680     71958   SH       SOLE                 34750             37208
 Main Street Capital           COM               56035L104   695      28200   SH       SOLE                 0                 28200
 Masimo Corp                   COM               574795100   830      35500   SH       SOLE                 8750              26750
 McDonald's                    COM               580135101   320      3260    SH       SOLE                 500               2760
 Mid-Am. Apt. Cmnty's          COM               59522J103   1659     24755   SH       SOLE                 7805              16950
 Middleby Corp                 COM               596278101   2302     22750   SH       SOLE                 10140             12610
 Monotype Imaging              COM               61022P100   1212     81330   SH       SOLE                 21230             60100
 MWI Veterinary Supply         COM               55402X105   203      2310    SH       SOLE                 480               1830
 National Instruments          COM               636518102   7050     247183  SH       SOLE                 68675             178508
 NextEra Energy                COM               302571104   2072     33915   SH       SOLE                 11325             22590
 NIC Inc                       COM               62914B100   203      16700   SH       SOLE                 3000              13700
 Northwestern Corp             COM               668074305   1695     47800   SH       SOLE                 12060             35740
 Oil States Int'l              COM               678026105   6453     82669   SH       SOLE                 27850             54819
 Pall Corp                     COM               696429307   5083     85240   SH       SOLE                 31970             53270
 Petro Geo Services            COM               716599105   769      52800   SH       SOLE                 15200             37600
 Plains All American PL        LP INT UNIT       726503105   7914     100875  SH       SOLE                 40241             60634
 Plains Nat Gas Storage        COM               693139107   1796     94550   SH       SOLE                 29200             65350
 Preformed Line Prdcts         COM               740444104   1924     29372   SH       SOLE                 5070              24302
 Questar                       COM               748356102   3671     190616  SH       SOLE                 70077             120539
 Rayonier Inc                  COM               754907103   1244     28210   SH       SOLE                 11525             16685
 Retail Opportunity            COM               76131N101   2733     226970  SH       SOLE                 66100             160870
 Rovi Corporation              COM               779376102   386      11855   SH       SOLE                 3200              8655
 Seadrill Ltd                  SHS               G7945E105   4567     121752  SH       SOLE                 37142             84610
 Shuffle Master                COM               825549108   1785     101430  SH       SOLE                 27900             73530
 Simon Property                COM               828806109   506      3470    SH       SOLE                 940               2530
 South Jersey Industries       COM               838518108   2439     48739   SH       SOLE                 14989             33750
 Southern Company              COM               842587107   900      20040   SH       SOLE                 13130             6910
 St Jude Medical Inc           COM               790849103   2642     59635   SH       SOLE                 22435             37200
 Stag Industrial               COM               8254J102    258      18500   SH       SOLE                 0                 18500
 Sun Communities               COM               866674104   1112     25675   SH       SOLE                 9150              16525
 SXC Health Solutions          COM               78505P100   2068     27590   SH       SOLE                 1820              25770
 Ventas                        COM               92276F100   1039     18189   SH       SOLE                 8149              10040
 Verisk Analytics              CL A              92345Y106   2988     63620   SH       SOLE                 22200             41420
 World Fuel Services           COM               981475106   5547     135294  SH       SOLE                 45699             89595
 Xcel Energy                   COM               98389B100   1810     68390   SH       SOLE                 22030             46360







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